THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI U.S. Small Cap Equity Fund

Class I Shares (Ticker: SCLVX)
Class A Shares (Ticker: LVSMX)
Class C Shares (Ticker: SMLVX)

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)
Class A Shares (Ticker: SGLAX)
Class C Shares (Ticker: SGLOX)

Supplement dated June 23, 2020

to the Prospectus dated February 28, 2020

Effective July 1, 2020, the Prospectus section entitled “Shareholder Information – Sales Charges — Class A Shares ONLY – General” is amended and restated in its entirety as shown below:

Sales Charges — Class A Shares ONLY

General. Purchases of Class A Shares of the Funds are subject to a front-end sales charge of up to five and one-quarter percent (5.25%) of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. Sales charges are not imposed on shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Commission as a % of Offering Price
Less than $50,000	5.25%	4.75%
At least $50,000 but less than $100,000	4.75%	4.25%
At least $100,000 but less than $250,000	3.50%	3.25%
At least $250,000 but less than $500,000	2.50%	2.25%
At least $500,000 but less than $750,000	2.00%	1.90%
At least $750,000 but less than $1,000,000	1.50%	1.45%
$1,000,000 or greater	None*	None*

*	No sales charge is payable at the time of purchase on investments of $1,000,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 18 months following any such purchase. See the section entitled “Contingent Deferred Sales Charge on Certain Redemptions.”

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Please retain this supplement for your reference.

THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI U.S. Small Cap Equity Fund

Class I Shares (Ticker: SCLVX)
Class A Shares (Ticker: LVSMX)
Class C Shares (Ticker: SMLVX)

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)
Class A Shares (Ticker: SGLAX)
Class C Shares (Ticker: SGLOX)

Supplement dated June 23, 2020

to the Statement of Additional Information (“SAI”) dated February 28, 2020

Effective July 1, 2020, the SAI section entitled “Purchase and Redemption Information – Dealer Reallowances — Class A Shares ONLY” is amended and restated in its entirety as shown below:

Dealer Reallowances — Class A Shares ONLY. As shown in the table below, the Distributor for the shares of the Funds may provide dealer reallowances up to the full sales charge for purchases of the Funds’ Class A Shares in which a front-end sales charge is applicable.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Commission as a % of Offering Price
Less than $50,000	5.25%	4.75%
At least $50,000 but less than $100,000	4.75%	4.25%
At least $100,000 but less than $250,000	3.50%	3.25%
At least $250,000 but less than $500,000	2.50%	2.25%
At least $500,000 but less than $750,000	2.00%	1.90%
At least $750,000 but less than $1,000,000	1.50%	1.45%
$1,000,000 or greater	None*	None*

*	No sales charge is payable at the time of purchase on investments of $1,000,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 18 months following any such purchase.

* * * * *

Please retain this supplement for your reference.